Schedule I - Condensed Financial Information of Dryships Inc. - Narratives (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	11 Months Ended						4 Months Ended	11 Months Ended
	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 (Member)	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Exercise of over allotment option [Member]	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Exercise of over allotment option [Member]	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Initial Issuance [Member]	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Initial Issuance [Member]	Dec. 31, 2012 Dryships Inc.	Apr. 30, 2010 Dryships Inc. Issuance of Convertible Unsecured Senior Notes in April 2010 (Member)	Nov. 30, 2009 Dryships Inc. Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)	Apr. 30, 2010 Dryships Inc. Issuance of Convertible Unsecured Senior Notes in April 2010 - Exercise of over allotment option [Member]	Nov. 30, 2009 Dryships Inc. Issuance of Convertible Unsecured Senior Notes in November 2009 - Exercise of over allotment option [Member]	Apr. 30, 2010 Dryships Inc. Issuance of Convertible Unsecured Senior Notes in April 2010 - Initial Issuance [Member]	Nov. 30, 2009 Dryships Inc. Issuance of Convertible Unsecured Senior Notes in November 2009 - Initial Issuance [Member]
Debt Instrument, Face Amount	$ 240,000	$ 460,000	$ 20,000	$ 60,000	$ 220,000	$ 400,000	$ 669,769	$ 240,000	$ 460,000	$ 20,000	$ 60,000	$ 220,000	$ 400,000
Proceeds from Issuance of Unsecured Debt	$ 237,202	$ 447,810						$ 237,202	$ 447,810